Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Fair Value and Fair Value Hierarchy of Financial Instruments
28 .	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:

	Carrying amounts		Fair values
	December 31,		December 31,
	2018	2019	2018	2019
	HK$	HK$	HK$	HK$
Financial assets
Financial assets at fair value through profit or loss	1,953,078,309	1,572,697,716	1,953,078,309	1,572,697,716
Derivative financial asset	—	1,165,220,000	—	1,147,372,779
Stock loan	1,535,679,600	1,200,980,200	1,535,679,600	1,200,980,200

	3,488,757,909	3,938,897,916	3,488,757,909	3,921,050,695
Financial liabilities
Derivative financial liability and convertible bond	—	116,809,500	—	116,809,500
Management has assessed that the fair values of cash and cash balances, accounts receivable, financial assets included in prepayments, deposits and other receivables, accounts payable, financial liabilities included in other payables and accruals, clients’ monies held on trust, margin loans payable, and balances with a related company, fellow subsidiaries and immediate holding company, approximate to their carrying amounts largely due to the short-term maturities of these instruments or repayable on demand.
The Group’s finance department headed by the finance director is responsible for determining the policies and procedures for the fair value measurement of financial instruments. The finance director reports directly to the chief financial officer. At each reporting date, finance department analyzes the movements in the values of financial instruments and determines the major inputs applied in the valuation. The valuation is reviewed and approved by the chief financial officer.
The valuation procedures applied include consideration of recent transactions in the same security or financial instrument, recent financing of the investee companies, economic and market conditions, current and projected financial performance of the investee companies, and the investee companies’ management team as well as potential future strategies to realize the investments.
The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:
As at December 31, 2018 and 2019, the fair values of listed equity investments, including the stock loan, were based on quoted market prices.
As at December 31, 2018 and 2019, the fair values of unlisted debt and equity investments-Investment C and Investment E were based on the prices of recent transactions of the same instruments with the same rights of the same issuers that occurred within 12 months without adjustment.
As at December 31, 2018, the fair value of unlisted equity investment-Investment D has been estimated using an EVA valuation technique based on assumptions that are supported by observable recent transactions with similar risk characteristics. The valuation requires management to estimate the expected equity volatility and hence they are subject to uncertainty.

As at December 31, 2019, the fair value of the unlisted equity investment-Investment D was estimated using forward price/earnings (“P/E”) ratio as the valuation multiple and an EVA valuation technique is used by relying on the hybrid method, considering two scenarios in a probability weighted expected return method (“PWERM”) framework, and using the option pricing method (“OPM”) to allocate value in IPO exist scenario. The valuation requires the management to consider two scenarios in its PWERM analysis which was non-IPO
exit event and IPO exit event and hence they were subject to uncertainty. The input of the equity value of unlisted equity investment-Investment D was estimated using market approach.
The fair value of the derivative financial asset in relation the Agreements was estimated using the MCS and was determined based on significant observable and unobservable inputs including the current stock price, dividend yield, risk-free rate, volatility of the underlying equity securities and the credit rating of the counterparty on the valuation date. MCS is a financial model that is commonly used to simulate variables that are highly unpredictable. The valuations performed using the MCS require management to estimate the volatility of the underlying equity securities and the credit rating of the counterparty and hence the valuations are subject to estimation uncertainty. The Group classifies the fair value of derivative financial asset as Level 3. The management believed that the estimated fair values resulting from the valuation technique were reasonable. The accounting policy of the day 1 profit or loss arising from the difference between the transaction price and the fair value upon initial recognition is disclosed in Note 2.4 to the consolidated financial statements.
The fair value of the conversion option embedded in the convertible bond is calculated based on the difference of the fair value of convertible bond as a whole using binomial method, and the fair value of the loan using the discounted cash flow method. The valuation of the fair value of convertible bond as a whole requires the Group to determine credit spread, liquidity spread and volatility.
Below is summary of significant unobservable inputs to valuation of financial instruments together with a quantitative sensitivity analysis as at December 31, 2018:

	Valuation technique	Significant unobservable input	Range	Sensitivity of value to the input
Unlisted equity investments	EVA	Equity volatility	56.72%	5% increase/ decrease in volatility results in decrease/ increase in fair value by 0.27%/0.15%

Below is summary of significant unobservable inputs to valuation of financial instruments together with a quantitative sensitivity analysis as at December 31, 2019:

	Valuation technique	Significant unobservable input	Range	Sensitivity of value to the input
Unlisted equity investment	Multiple/ EVA	Equity volatility	33.08%	5% increase/decrease in volatility results in decrease/increase in fair value by 1.0%/0.3%

		Average P/E multiple of peers	10.8	5% increase/decrease in P/E multiple results in increase/decrease in fair value by 5.4%/4.1%

Derivative financial asset	MCS	Calculated volatility of the Underlying Assets	32.82%-36.28%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.02%/0.23%

		Credit rating	BB	One rank level increase in credit rating of the counterparty from BB to BBB results in increase in fair value by 0.04%

				One rank level decrease in credit rating of the counterparty from BB to B results in decrease in fair value by 0.80%

Derivative financial liability	Binomial option pricing model	Volatility	67.87%	5% increase/decrease in volatility results in increase/decrease in fair value by 4.58%/4.66%

		Credit spread	12.52%	5% increase/decrease in credit spread results in increase/decrease in fair value by 0.32%/0.32%

		Liquidity spread	2.99%	increase/decrease in liquidity spread would not result in change in fair value

Fair Value Hierarchy
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:
Assets measured at fair value
:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	HK$	HK$	HK$	HK$
As at December 31, 2018
Financial assets at fair value through profit or loss	1,671,836,400	—	281,241,909	1,953,078,309
Stock loan	1,535,679,600	—	—	1,535,679,600

	3,207,516,000	—	281,241,909	3,488,757,909

As at December 31, 2019
Financial assets at fair value through profit or loss	1,249,999,800	—	322,697,916	1,572,697,716
Stock loan	1,200,980,200	—	—	1,200,980,200
Derivative financial asset	—	—	1,165,220,000	1,165,220,000

	2,450,980,000	—	1,487,917,916	3,938,897,916

Liability measured at fair value
:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	HK$	HK$	HK$	HK$
As at December 31, 2019
Derivative financial liability	—	—	20,813,810	20,813,810

The Group did not have any financial liabilities measured at fair value as at December 31, 2018.
During the

years ended December
31,
2017,
2018 and 2019, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3.
The movements in fair value measurements within Level 3 during the years are as follow:

	Year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$
Unlisted debt securities and unlisted equity shares at fair value through profit or loss:
At January 1,	—	15,629,400	281,241,909
Total unrealized gain recogni z ed in profit or loss	18,600	54,156,295	41,456,007
Purchase	15,610,800	211,456,214	—

At December 31,	15,629,400	281,241,909	322,697,916

December 31, 2019
HK$
Warrants at fair value through profit or loss:
At January 1,	—
Issued	15,699,600
Exercised	(15,699,600)

At December 31,	—

December 31, 2019
HK$
Derivative financial asset (Note 14):
At January 1,	—
Recognition of day 1 profit or loss	472,591,235
Other fair value gains recogni z ed in profit or loss	692,628,765

At December 31,	1,165,220,000

December 31, 2019
HK$
Derivative financial liability (Note 23):	—
Convertible bond issued during the year	—
Issued	20,813,810

At December 31, 2019	20,813,810